GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
General and administrative expenses [Abstract]
Schedule of general and administrative expenses

For the years ended December 31	2024	2023
Corporate administration	$95	$101
Share-based compensation	20	25
Total[1]	$115	$126
[1]Includes employee costs of $73 million (2023: $82 million).